Long-term Debt and Credit Facility	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Long-term Debt and Credit Facility	Long-term Debt and Credit Facility

	Notes	December 31, 2025	December 31, 2024
Credit facility	(a)	$200.0	$220.0
5.75% senior notes	(b)	448.8	448.4
Second lien term loan	(c)	—	358.4
Equipment loans	(d)	1.0	2.1
		$649.8	$1,028.9
Current portion of long-term debt		$1.0	$1.0
Non-current portion of long-term debt		648.8	1,027.9
		$649.8	$1,028.9
The following are the contractual maturities related to the long-term debts, including interest payments:

		Payments due by period
December 31, 2025	Notes	Carrying amount	Contractual cash flows	1 yr	2-3 yrs
Notes	(b)	$450.0	$527.7	$25.9	$501.8
Equipment loans	(d)	$1.0	$1.0	$1.0	$—
(a)Credit facility
On December 20, 2024, the Company executed an amendment to its existing secured revolving credit facility ("Credit Facility"), extending its maturity to December 20, 2028 and increasing the amount available under the Credit Facility from $425 million to $650 million.

		Years ended December 31,
	Notes	2025	2024
Available amount under Credit Facility, beginning of year		$418.5	$387.0
Increase (decrease) in available amount under Credit Facility[1]		—	225.0
Draws	34(e)	(130.0)	(280.0)
Repayments	34(e)	150.0	60.0
Decrease (increase) in letters of credit[2]		7.2	26.5
Available amount under Credit Facility, end of year		$445.7	$418.5
1.The amendment was determined to be a substantial modification to the Credit Facility, and therefore was accounted for as a debt extinguishment.
2.The letters of credit were issued under the Credit Facility as security for asset retirement obligations (notes 18(e) and 14(a)), as well as providing guarantee for utility services in Ontario.
The Credit Facility provides for an interest rate margin above Secured Overnight Financing Rate (“SOFR”) prime rate, base rate advances and CORRA advances which vary, together with fees related thereto, according to the total Net Debt to Earnings Before Interest, Tax, Depreciation and Amortization ("EBITDA") ratio of the Company. The Credit Facility is secured by certain of the Company's real assets, guarantees by certain of the Company’s subsidiaries and pledges of shares of certain of the Company's subsidiaries. The key terms of the Credit Facility include certain limitations on incremental debt, certain restrictions on distributions and financial covenants including Net Debt to EBITDA and Interest Coverage and a minimum liquidity requirement of $150 million. The Company was in compliance with its credit facility covenants as at December 31, 2025.
(b)5.75% senior notes ("Notes")
On September 23, 2020, the Company completed the issuance of $450 million aggregate principal amount of Notes with an interest rate of 5.75% per annum. The Notes are denominated in U.S. dollars and mature on October 15, 2028. Interest is payable in arrears in equal semi-annual installments on April 15 and October 15 of each year. The Notes are guaranteed by certain of the Company's subsidiaries.
The Company has the right to redeem the Notes, in whole or in part, at the relevant redemption price (expressed as a percentage of the principal amount of the Notes) plus accrued and unpaid interest, if any, up to the redemption date. The redemption price for the Notes during the 12-month period beginning October 15, 2025 is 101.438% and October 15, 2026 and thereafter is 100%.
The prepayment options represent an embedded derivative asset to the Company and are presented as an offset to the Notes on the consolidated balance sheets.
Subsequently, the debt component is recognized at amortized cost using the effective interest rate method. The embedded derivative is classified as a financial asset at FVTPL. The fair value of the embedded derivative as at December 31, 2025 was $nil (December 31, 2024 - $nil) (note 21(a)).
(c)Second lien term loan ("Term Loan")
On May 16, 2023, the Company entered into a five year secured Term Loan of $400 million from three institutional lenders. The Term Loan had a floating interest rate of either one month or three month SOFR + 8.25% per annum and matures on May 16, 2028. The loan was denominated in U.S. dollars, and interest was payable upon each SOFR maturity date.
During the year ended December 31, 2025, the Company repaid $400.0 million of the Term Loan, reducing the principal value to $nil. The 4% prepayment premium of $16.0 million was expensed as a result of the reduction in principal of the Term Loan (note 30). The prepayment terms constituted an embedded derivative which was separately recognized at its fair value of $1.0 million on initial recognition of the Term Loan and presented as an offset to the Term Loan on the consolidated balance sheets. The embedded derivative was classified as FVTPL. The fair value of the embedded derivative was derecognized on repayment and had a $26.7 million balance at December 31, 2024 (note 21(a)).
(d)Equipment loan
The Company has an equipment loan with a carrying value of $1.0 million as at December 31, 2025 (December 31, 2024 - $2.1 million), secured by certain mobile equipment, with interest rates at 5.30% and which mature in 2026. The equipment loan is carried at amortized cost on the consolidated balance sheet.
(e)Surety bonds
As at December 31, 2025, the Company had CAD$274.7 million ($200.3 million) (December 31, 2024 ‐ CAD$255.7 million, $177.5 million) of surety bonds, issued pursuant to arrangements with insurance companies, for guarantee of environmental closure costs obligations related to Doyon, the Westwood mine and the Côté Gold mine.
The Company posted letters of credit in the amount of $nil, (December 31, 2024 - CAD$10.6 million, $7.4 million) under the Credit Facility and $nil (December 31, 2024 - $10.9 million) in cash deposits as collateral for surety bonds. The balance of $200.3 million remains uncollateralized.
(f)Performance bonds
As at December 31, 2025, performance bonds of CAD$32.1 million ($23.4 million) (December 31, 2024 - CAD$32.0 million, $22.2 million) were outstanding in support of certain obligations related to the construction of the Côté Gold mine.